Financial instruments - Summary Of Exposure To Credit Risk And ECLs Relating to Trade Receivables (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carrying amount	$ 9,493	$ 7,381
Loss allowance	$ 9,493	$ 7,381
Trade receivables | Current (not past due)
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Weighted average loss rate	4.30%	6.00%
Trade receivables | 1 – 30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Weighted average loss rate	10.70%	10.80%
Trade receivables | 31 – 60 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Weighted average loss rate	19.30%	17.20%
Trade receivables | 61 – 90 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Weighted average loss rate	20.10%	33.70%
Trade receivables | 91 – 120 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Weighted average loss rate	57.10%	36.70%
Trade receivables | More than 121 days
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Weighted average loss rate	97.00%	99.20%
Trade receivables | Gross carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carrying amount	$ 169	$ 161
Loss allowance	169	161
Trade receivables | Gross carrying amount | Financial instruments not credit-impaired | Current (not past due)
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carrying amount	110	119
Loss allowance	110	119
Trade receivables | Gross carrying amount | Financial instruments not credit-impaired | 1 – 30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carrying amount	19	17
Loss allowance	19	17
Trade receivables | Gross carrying amount | Financial instruments not credit-impaired | 31 – 60 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carrying amount	7	8
Loss allowance	7	8
Trade receivables | Gross carrying amount | Financial instruments not credit-impaired | 61 – 90 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carrying amount	8	4
Loss allowance	8	4
Trade receivables | Gross carrying amount | Financial instruments not credit-impaired | 91 – 120 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carrying amount	3	2
Loss allowance	3	2
Trade receivables | Gross carrying amount | Financial instruments credit-impaired | More than 121 days
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carrying amount	22	11
Loss allowance	22	11
Trade receivables | Loss allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carrying amount	(33)	(23)	$ (22)
Loss allowance	(33)	(23)	$ (22)
Trade receivables | Loss allowance | Financial instruments not credit-impaired | Current (not past due)
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carrying amount	(5)	(7)
Loss allowance	(5)	(7)
Trade receivables | Loss allowance | Financial instruments not credit-impaired | 1 – 30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carrying amount	(2)	(2)
Loss allowance	(2)	(2)
Trade receivables | Loss allowance | Financial instruments not credit-impaired | 31 – 60 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carrying amount	(1)	(1)
Loss allowance	(1)	(1)
Trade receivables | Loss allowance | Financial instruments not credit-impaired | 61 – 90 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carrying amount	(2)	(1)
Loss allowance	(2)	(1)
Trade receivables | Loss allowance | Financial instruments not credit-impaired | 91 – 120 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carrying amount	(2)	(1)
Loss allowance	(2)	(1)
Trade receivables | Loss allowance | Financial instruments credit-impaired | More than 121 days
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carrying amount	(21)	(11)
Loss allowance	$ (21)	$ (11)